Recapitalization (Details 2) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Class A Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,540,324	11,000,000
Vision Wave [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,722	2,722
Vision Wave [Member] | Class A Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,722	2,722
Vision Wave [Member] | Class B Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued
Vision Wave Technologies [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,540,324	11,000,000
Vision Wave Technologies [Member] | Class B Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued